Finance Lease Liabilities	12 Months Ended
Dec. 31, 2018
Lease liabilities [abstract]
Finance Lease Liabilities
FINANCE LEASE LIABILITIES
The Group is a lessee under finance leases for land and equipment.
Lease liabilities are effectively secured as the rights of the leased assets will revert to the lessor in the event of default.

(a)	The future minimum lease payments (including interest) and the present value of the minimum lease payments under finance lease obligations for land are as follows:

	December 31,
	2018	2017
	US$ in millions
Minimum finance lease payments:
No later than 1 year	$8	$5
Later than 1 year and no later than 2 years	5	5
Later than 2 years and no later than 5 years	16	16
Later than 5 years	312	318
	341	344
Future finance charges on finance lease obligations	(211)	(212)
Present value of finance lease liabilities	$130	$132
Present value of minimum finance lease payments:
No later than 1 year	$8	$5
Later than 1 year and no later than 2 years	5	5
Later than 2 years and no later than 5 years	12	13
Later than 5 years	105	109
	$130	$132

(b)	The future minimum lease payments (including interest) and the present value of the minimum lease payments under finance lease obligations for equipment are as follows:

	December 31,
	2018	2017
	US$ in millions
Minimum finance lease payments:
No later than 1 year	$2	$2
Later than 1 year and no later than 2 years	2	1
Later than 2 years and no later than 5 years	1	2
	$5	$5
Present value of minimum finance lease payments:
No later than 1 year	$2	$2
Later than 1 year and no later than 2 years	2	1
Later than 2 years and no later than 5 years	1	2
	$5	$5